FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Years Ended December 31, 2021 and 2020

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA 2LNY of Transamerica Financial

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA 2LNY of Transamerica Financial indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA 2LNY of Transamerica Financial as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Growth and Income Service Shares	BNY Mellon VIF Appreciation Initial Shares
BNY Mellon MidCap Stock Initial Shares	BNY Mellon VIF Government Money Market
BNY Mellon MidCap Stock Service Shares	BNY Mellon VIF Growth and Income Initial Shares
BNY Mellon Opportunistic Small Cap Service Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares
BNY Mellon Stock Index Initial Shares	TA Aegon Sustainable Equity Income Initial Class
BNY Mellon Stock Index Service Shares	TA JPMorgan Core Bond Service Class
BNY Mellon Sustainable U.S. Equity Initial Shares	TA WMC US Growth Initial Class
BNY Mellon Technology Growth Initial Shares	TA WMC US Growth Service Class
BNY Mellon Technology Growth Service Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA 2LNY of Transamerica Financial based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA 2LNY of Transamerica Financial in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agent, or investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of Separate Account VA 2LNY of Transamerica Financial since 2014.

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BNY Mellon Growth and Income Service Shares	15,620.397	$440,990	$651,058	$(1)	$651,057	14,988	$3.371801	$113.212720
BNY Mellon MidCap Stock Initial Shares	96,474.076	1,812,690	2,389,663	(7)	2,389,656	62,954	2.188262	43.403018
BNY Mellon MidCap Stock Service Shares	19,452.802	334,160	479,317	2	479,319	20,377	3.548324	41.214075
BNY Mellon Opportunistic Small Cap Service Shares	3,897.164	167,870	213,448	-	213,448	16,196	2.465457	213.480624
BNY Mellon Stock Index Initial Shares	255,403.093	10,724,995	19,872,915	(5)	19,872,910	118,866	2.985297	182.242002
BNY Mellon Stock Index Service Shares	40,135.249	1,687,721	3,130,549	(11)	3,130,538	19,504	4.352619	172.800572
BNY Mellon Sustainable U.S. Equity Initial Shares	82,044.053	3,049,553	4,765,119	(33)	4,765,086	42,524	3.418937	113.252314
BNY Mellon Technology Growth Initial Shares	283,431.409	6,197,504	10,087,324	(8)	10,087,316	247,505	5.179596	44.078359
BNY Mellon Technology Growth Service Shares	38,555.581	789,499	1,249,972	5	1,249,977	37,107	4.605853	41.328620
BNY Mellon VIF appreciation Initial Shares	401,778.914	15,818,687	21,583,563	1	21,583,564	378,813	2.938627	150.803529
BNY Mellon VIF Government Money Market	11,463,019.689	11,463,020	11,463,020	33	11,463,053	9,274,914	0.764172	1.259557
BNY Mellon VIF Growth and Income Initial Shares	315,507.095	8,958,104	13,118,785	15	13,118,800	216,689	2.944625	120.209280
BNY Mellon VIF Opportunistic Small Cap Initial Shares	193,961.216	8,072,127	11,205,139	(4)	11,205,135	231,021	1.896616	225.270641
TA Aegon Sustainable Equity Income Initial Class	35,867.251	768,785	757,158	(5)	757,153	601,137	1.201892	1.267017
TA JPMorgan Core Bond Service Class	65,047.038	899,614	885,941	8	885,949	818,241	1.032809	1.089822
TA WMC US Growth Initial Class	58,716.892	1,736,834	2,669,270	11	2,669,281	41,969	4.334647	63.946826
TA WMC US Growth Service Class	35,713.946	1,083,493	1,562,128	(22)	1,562,106	659,722	2.257433	2.381991

See accompanying notes
2

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BNY Mellon Growth and Income Service Shares Subaccount	BNY Mellon MidCap Stock Initial Shares Subaccount	BNY Mellon MidCap Stock Service Shares Subaccount	BNY Mellon Opportunistic Small Cap Service Shares Subaccount	BNY Mellon Stock Index Initial Shares Subaccount

Net Assets as of December 31, 2019:	$565,606	$1,989,714	$413,731	$177,207	$14,757,729

Investment Income:
Reinvested Dividends	2,866	14,395	1,969	689	227,302
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,616	23,478	4,752	2,175	199,832
Net Investment Income (Loss)	(4,750)	(9,083)	(2,783)	(1,486)	27,470

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,024	-	-	-	878,064
Realized Gain (Loss) on Investments	20,502	26,522	7,406	8,617	583,281
Net Realized Capital Gains (Losses) on Investments	61,526	26,522	7,406	8,617	1,461,345
Net Change in Unrealized Appreciation (Depreciation)	59,655	70,175	9,427	18,867	858,843
Net Gain (Loss) on Investment	121,181	96,697	16,833	27,484	2,320,188

Net Increase (Decrease) in Net Assets Resulting from Operations	116,431	87,614	14,050	25,998	2,347,658

Increase (Decrease) in Net Assets from Contract Transactions	(35,819)	(94,135)	(38,258)	(14,746)	(626,332)

Total Increase (Decrease) in Net Assets	80,612	(6,521)	(24,208)	11,252	1,721,326

Net Assets as of December 31, 2020:	$646,218	$1,983,193	$389,523	$188,459	$16,479,055

Investment Income:
Reinvested Dividends	1,472	14,059	1,966	-	206,893
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,445	31,531	6,300	2,937	251,495
Net Investment Income (Loss)	(7,973)	(17,472)	(4,334)	(2,937)	(44,602)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	46,592	14,227	2,821	-	790,322
Realized Gain (Loss) on Investments	76,158	57,267	5,652	5,768	704,130
Net Realized Capital Gains (Losses) on Investments	122,750	71,494	8,473	5,768	1,494,452
Net Change in Unrealized Appreciation (Depreciation)	30,387	420,438	88,886	24,332	2,809,918
Net Gain (Loss) on Investment	153,137	491,932	97,359	30,100	4,304,370

Net Increase (Decrease) in Net Assets Resulting from Operations	145,164	474,460	93,025	27,163	4,259,768

Increase (Decrease) in Net Assets from Contract Transactions	(140,325)	(67,997)	(3,229)	(2,174)	(865,913)

Total Increase (Decrease) in Net Assets	4,839	406,463	89,796	24,989	3,393,855

Net Assets as of December 31, 2021:	$651,057	$2,389,656	$479,319	$213,448	$19,872,910

See Accompanying Notes.
(1) See Footnote 1	3

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BNY Mellon Stock Index Service Shares Subaccount	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon Technology Growth Initial Shares Subaccount	BNY Mellon Technology Growth Service Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount

Net Assets as of December 31, 2019:	$2,331,659	$3,533,024	$5,707,496	$909,502	$16,468,629

Investment Income:
Reinvested Dividends	30,346	39,018	17,795	662	130,848
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,778	49,857	99,977	14,692	230,820
Net Investment Income (Loss)	(1,432)	(10,839)	(82,182)	(14,030)	(99,972)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	139,398	42,342	710,136	105,891	1,340,657
Realized Gain (Loss) on Investments	29,869	77,365	418,352	117,441	251,281
Net Realized Capital Gains (Losses) on Investments	169,267	119,707	1,128,488	223,332	1,591,938
Net Change in Unrealized Appreciation (Depreciation)	192,303	656,558	2,805,301	369,743	1,984,269
Net Gain (Loss) on Investment	361,570	776,265	3,933,789	593,075	3,576,207

Net Increase (Decrease) in Net Assets Resulting from Operations	360,138	765,426	3,851,607	579,045	3,476,235

Increase (Decrease) in Net Assets from Contract Transactions	(38,585)	(96,861)	(155,302)	(119,997)	(979,058)

Total Increase (Decrease) in Net Assets	321,553	668,565	3,696,305	459,048	2,497,177

Net Assets as of December 31, 2020:	$2,653,212	$4,201,589	$9,403,801	$1,368,550	$18,965,806

Investment Income:
Reinvested Dividends	23,302	34,631	-	-	89,300
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,398	61,726	138,677	18,908	280,642
Net Investment Income (Loss)	(16,096)	(27,095)	(138,677)	(18,908)	(191,342)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	122,239	101,832	1,280,793	199,731	1,940,191
Realized Gain (Loss) on Investments	130,641	212,894	431,190	198,181	767,831
Net Realized Capital Gains (Losses) on Investments	252,880	314,726	1,711,983	397,912	2,708,022
Net Change in Unrealized Appreciation (Depreciation)	424,101	715,439	(521,400)	(228,998)	2,065,491
Net Gain (Loss) on Investment	676,981	1,030,165	1,190,583	168,914	4,773,513

Net Increase (Decrease) in Net Assets Resulting from Operations	660,885	1,003,070	1,051,906	150,006	4,582,171

Increase (Decrease) in Net Assets from Contract Transactions	(183,559)	(439,573)	(368,391)	(268,579)	(1,964,413)

Total Increase (Decrease) in Net Assets	477,326	563,497	683,515	(118,573)	2,617,758

Net Assets as of December 31, 2021:	$3,130,538	$4,765,086	$10,087,316	$1,249,977	$21,583,564

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BNY Mellon VIF Government Money Market Subaccount	BNY Mellon VIF Growth and Income Initial Shares Subaccount	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount
Net Assets as of December 31, 2019:	$8,403,904	$9,282,274	$9,371,497	$841,050	$989,887

Investment Income:
Reinvested Dividends	17,899	70,157	54,710	19,829	31,866
Investment Expense:
Mortality and Expense Risk and Administrative Charges	156,434	126,502	116,366	9,258	13,619
Net Investment Income (Loss)	(138,535)	(56,345)	(61,656)	10,571	18,247

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	649,212	-	80,125	2,382
Realized Gain (Loss) on Investments	-	399,489	32,342	(43,829)	6,515
Net Realized Capital Gains (Losses) on Investments	-	1,048,701	32,342	36,296	8,897
Net Change in Unrealized Appreciation (Depreciation)	-	1,032,371	1,628,943	(128,541)	27,124
Net Gain (Loss) on Investment	-	2,081,072	1,661,285	(92,245)	36,021

Net Increase (Decrease) in Net Assets Resulting from Operations	(138,535)	2,024,727	1,599,629	(81,674)	54,268

Increase(Decrease) in Net Assets from Contract Transactions	3,985,584	(525,950)	(480,316)	(53,988)	(93,344)

Total Increase (Decrease) in Net Assets	3,847,049	1,498,777	1,119,313	(135,662)	(39,076)

Net Assets as of December 31, 2020:	$12,250,953	$10,781,051	$10,490,810	$705,388	$950,811

Investment Income:
Reinvested Dividends	1,188	58,445	12,617	15,419	21,446
Investment Expense:
Mortality and Expense Risk and Administrative Charges	164,446	170,701	158,707	10,352	12,596
Net Investment Income (Loss)	(163,258)	(112,256)	(146,090)	5,067	8,850

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	793,923	-	-	31,648
Realized Gain (Loss) on Investments	-	504,300	479,519	(20,655)	5,347
Net Realized Capital Gains (Losses) on Investments	-	1,298,223	479,519	(20,655)	36,995
Net Change in Unrealized Appreciation (Depreciation)	-	1,421,432	1,217,684	157,073	(70,217)
Net Gain (Loss) on Investment	-	2,719,655	1,697,203	136,418	(33,222)

Net Increase (Decrease) in Net Assets Resulting from Operations	(163,258)	2,607,399	1,551,113	141,485	(24,372)

Increase (Decrease) in Net Assets from Contract Transactions	(624,642)	(269,650)	(836,788)	(89,720)	(40,490)

Total Increase (Decrease) in Net Assets	(787,900)	2,337,749	714,325	51,765	(64,862)

Net Assets as of December 31, 2021:	$11,463,053	$13,118,800	$11,205,135	$757,153	$885,949

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2019:	$2,260,833	$1,219,496

Investment Income:
Reinvested Dividends	2,355	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,259	17,112
Net Investment Income (Loss)	(28,904)	(17,112)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	171,417	96,952
Realized Gain (Loss) on Investments	130,412	67,416
Net Realized Capital Gains (Losses) on Investments	301,829	164,368
Net Change in Unrealized Appreciation (Depreciation)	444,567	243,227
Net Gain (Loss) on Investment	746,396	407,595

Net Increase (Decrease) in Net Assets Resulting from Operations	717,492	390,483

Increase (Decrease) in Net Assets from Contract Transactions	(307,666)	(166,111)

Total Increase (Decrease) in Net Assets	409,826	224,372

Net Assets as of December 31, 2020:	$2,670,659	$1,443,868

Investment Income:
Reinvested Dividends	2,246	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,425	20,329
Net Investment Income (Loss)	(36,179)	(20,329)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	415,165	218,720
Realized Gain (Loss) on Investments	191,794	61,513
Net Realized Capital Gains (Losses) on Investments	606,959	280,233
Net Change in Unrealized Appreciation (Depreciation)	(82,578)	(6,341)
Net Gain (Loss) on Investment	524,381	273,892

Net Increase (Decrease) in Net Assets Resulting from Operations	488,202	253,563

Increase (Decrease) in Net Assets from Contract Transactions	(489,580)	(135,325)

Total Increase (Decrease) in Net Assets	(1,378)	118,238

Net Assets as of December 31, 2021:	$2,669,281	$1,562,106

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2021

1. Organization

Separate Account VA 2LNY of Transamerica Financial (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Dreyfus/Transamerica Triple Advantage® Variable Annuity (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

BNY Mellon Fund:	BNY Mellon Fund:
BNY Mellon Growth and Income Service Shares	BNY Mellon Growth and Income Portfolio Service Shares
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon MidCap Stock Service Shares	BNY Mellon MidCap Stock Portfolio Service Shares
BNY Mellon Opportunistic Small Cap Service Shares	BNY Mellon Opportunistic Small Cap Portfolio Service Shares
BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Portfolio Initial Shares
BNY Mellon Stock Index Service Shares	BNY Mellon Stock Index Portfolio Service Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon Technology Growth Initial Shares	BNY Mellon Technology Growth Portfolio Initial Shares
BNY Mellon Technology Growth Service Shares	BNY Mellon Technology Growth Portfolio Service Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Government Money Market	BNY Mellon VIF Government Money Market
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares

Transamerica Series Trust:	Transamerica Series Trust:
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

7

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date

TA Aegon Sustainable Equity Income Initial Class	August 18, 2017
TA JPMorgan Core Bond Service Class	August 18, 2017
TA WMC US Growth Service Class	August 18, 2017

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
BNY Mellon Growth and Income Service Shares	$48,365	$150,070
BNY Mellon MidCap Stock Initial Shares	67,281	138,521
BNY Mellon MidCap Stock Service Shares	7,852	12,595
BNY Mellon Opportunistic Small Cap Service Shares	6,227	11,338
BNY Mellon Stock Index Initial Shares	1,118,941	1,239,135
BNY Mellon Stock Index Service Shares	172,826	250,239
BNY Mellon Sustainable U.S. Equity Initial Shares	197,857	562,682
BNY Mellon Technology Growth Initial Shares	1,450,033	676,309
BNY Mellon Technology Growth Service Shares	207,238	294,994
BNY Mellon VIF Appreciation Initial Shares	2,433,917	2,649,484
BNY Mellon VIF Government Money Market	742,531	1,530,380
BNY Mellon VIF Growth and Income Initial Shares	1,499,995	1,087,982
BNY Mellon VIF Opportunistic Small Cap Initial Shares	376,388	1,359,265
TA Aegon Sustainable Equity Income Initial Class	15,519	100,174
TA JPMorgan Core Bond Service Class	118,488	118,480
TA WMC US Growth Initial Class	417,475	528,073
TA WMC US Growth Service Class	218,747	155,674

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BNY Mellon Growth and Income Service Shares	3	(1,306)	(1,303)	262	(9,309)	(9,047)
BNY Mellon MidCap Stock Initial Shares	1,616	(3,621)	(2,005)	8,833	(9,432)	(599)
BNY Mellon MidCap Stock Service Shares	94	(340)	(246)	2	(8,547)	(8,545)
BNY Mellon Opportunistic Small Cap Service Shares	32	(43)	(11)	77	(10,482)	(10,405)
BNY Mellon Stock Index Initial Shares	4,118	(7,783)	(3,665)	5,006	(8,970)	(3,964)
BNY Mellon Stock Index Service Shares	198	(1,660)	(1,462)	197	(781)	(584)
BNY Mellon Sustainable U.S. Equity Initial Shares	646	(5,088)	(4,442)	2,061	(3,457)	(1,396)
BNY Mellon Technology Growth Initial Shares	5,731	(16,012)	(10,281)	18,698	(21,120)	(2,422)
BNY Mellon Technology Growth Service Shares	229	(6,769)	(6,540)	2,602	(13,036)	(10,434)
BNY Mellon VIF Appreciation Initial Shares	149,818	(42,020)	107,798	33,685	(26,900)	6,785
BNY Mellon VIF Government Money Market	666,119	(1,109,198)	(443,079)	4,499,797	(1,376,350)	3,123,447
BNY Mellon VIF Growth and Income Initial Shares	68,248	(17,742)	50,506	15,340	(26,213)	(10,873)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	76,312	(23,353)	52,959	77,831	(17,678)	60,153
TA Aegon Sustainable Equity Income Initial Class	125	(75,194)	(75,069)	39,776	(100,155)	(60,379)
TA JPMorgan Core Bond Service Class	59,947	(96,753)	(36,806)	2,481	(88,227)	(85,746)
TA WMC US Growth Initial Class	16	(7,993)	(7,977)	1,156	(8,446)	(7,290)
TA WMC US Growth Service Class	57	(64,273)	(64,216)	66,511	(168,595)	(102,084)

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BNY Mellon Growth and Income Service Shares	$325	$(140,650)	$(140,325)	$20,237	$(56,056)	$(35,819)
BNY Mellon MidCap Stock Initial Shares	40,187	(108,184)	(67,997)	133,557	(227,692)	(94,135)
BNY Mellon MidCap Stock Service Shares	3,172	(6,401)	(3,229)	53	(38,311)	(38,258)
BNY Mellon Opportunistic Small Cap Service Shares	6,370	(8,544)	(2,174)	11,812	(26,558)	(14,746)
BNY Mellon Stock Index Initial Shares	129,241	(995,154)	(865,913)	394,149	(1,020,481)	(626,332)
BNY Mellon Stock Index Service Shares	27,670	(211,229)	(183,559)	22,351	(60,936)	(38,585)
BNY Mellon Sustainable U.S. Equity Initial Shares	65,762	(505,335)	(439,573)	158,796	(255,657)	(96,861)
BNY Mellon Technology Growth Initial Shares	178,395	(546,786)	(368,391)	415,399	(570,701)	(155,302)
BNY Mellon Technology Growth Service Shares	9,237	(277,816)	(268,579)	57,602	(177,599)	(119,997)
BNY Mellon VIF Appreciation Initial Shares	409,395	(2,373,808)	(1,964,413)	341,985	(1,321,043)	(979,058)
BNY Mellon VIF Government Money Market	756,745	(1,381,387)	(624,642)	5,710,760	(1,725,176)	3,985,584
BNY Mellon VIF Growth and Income Initial Shares	650,571	(920,221)	(269,650)	723,974	(1,249,924)	(525,950)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	376,119	(1,212,907)	(836,788)	209,854	(690,170)	(480,316)
TA Aegon Sustainable Equity Income Initial Class	145	(89,865)	(89,720)	35,165	(89,153)	(53,988)
TA JPMorgan Core Bond Service Class	65,935	(106,425)	(40,490)	2,689	(96,033)	(93,344)
TA WMC US Growth Initial Class	64	(489,644)	(489,580)	48,907	(356,573)	(307,666)
TA WMC US Growth Service Class	128	(135,453)	(135,325)	95,345	(261,456)	(166,111)

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BNY Mellon Growth and Income Service Shares
12/31/2021	14,988	$3.37	to	$4.10	$ 651,057	0.22%	1.25%	to	2.50%	23.77%	to	22.26%
12/31/2020	16,291	2.72	to	3.35	646,218	0.52	1.25	to	2.50	22.80	to	21.30
12/31/2019	25,338	2.22	to	2.76	565,606	0.82	1.25	to	2.50	27.20	to	25.65
12/31/2018	25,301	1.74	to	2.20	443,161	0.55	1.25	to	2.50	(6.08)	to	(7.23)
12/31/2017	25,640	1.86	to	2.37	493,844	0.49	1.25	to	2.50	17.92	to	16.48

BNY Mellon MidCap Stock Initial Shares
12/31/2021	62,954	43.40	to	2.19	2,389,656	0.62	1.25	to	2.50	24.33	to	22.81
12/31/2020	64,959	34.91	to	1.78	1,983,193	0.85	1.25	to	2.50	6.77	to	5.47
12/31/2019	65,558	32.70	to	1.69	1,989,714	0.65	1.25	to	2.50	18.70	to	17.25
12/31/2018	73,211	27.55	to	1.44	1,907,988	0.57	1.25	to	2.50	(16.54)	to	(17.56)
12/31/2017	73,014	33.00	to	1.75	2,398,471	1.08	1.25	to	2.50	13.96	to	12.57

BNY Mellon MidCap Stock Service Shares
12/31/2021	20,377	3.62	to	3.55	479,319	0.43	1.25	to	2.50	24.01	to	22.50
12/31/2020	20,623	2.92	to	2.90	389,523	0.58	1.25	to	2.50	6.51	to	5.21
12/31/2019	29,168	2.74	to	2.75	413,731	0.39	1.25	to	2.50	18.37	to	16.93
12/31/2018	27,544	2.32	to	2.35	351,933	0.35	1.25	to	2.50	(16.73)	to	(17.75)
12/31/2017	32,734	2.78	to	2.86	469,823	0.95	1.25	to	2.50	13.62	to	12.24

BNY Mellon Opportunistic Small Cap Service Shares
12/31/2021	16,196	3.39	to	2.68	213,448	-	1.25	to	2.50	14.73	to	13.33
12/31/2020	16,207	2.95	to	2.36	188,459	0.44	1.25	to	2.50	18.10	to	16.66
12/31/2019	26,612	2.50	to	2.03	177,207	-	1.25	to	2.50	19.99	to	18.53
12/31/2018	26,618	2.08	to	1.71	148,244	-	1.25	to	2.50	(20.29)	to	(21.27)
12/31/2017	26,690	2.62	to	2.17	197,621	-	1.25	to	2.50	22.84	to	21.35

BNY Mellon Stock Index Initial Shares
12/31/2021	118,866	21.41	to	2.99	19,872,910	1.14	1.25	to	2.50	26.83	to	25.28
12/31/2020	122,531	16.88	to	2.38	16,479,055	1.58	1.25	to	2.50	16.55	to	15.13
12/31/2019	126,495	14.48	to	2.07	14,757,729	1.71	1.25	to	2.50	29.56	to	27.98
12/31/2018	131,916	11.18	to	1.62	12,279,614	1.64	1.25	to	2.50	(5.82)	to	(6.97)
12/31/2017	142,209	11.87	to	1.74	14,325,908	1.70	1.25	to	2.50	20.04	to	18.58

BNY Mellon Stock Index Service Shares
12/31/2021	19,504	4.59	to	4.35	3,130,538	0.82	1.25	to	2.50	26.53	to	24.99
12/31/2020	20,966	3.63	to	3.48	2,653,212	1.33	1.25	to	2.50	16.26	to	14.84
12/31/2019	21,550	3.12	to	3.03	2,331,659	1.47	1.25	to	2.50	29.23	to	27.65
12/31/2018	21,645	2.42	to	2.38	1,976,227	1.34	1.25	to	2.50	(6.04)	to	(7.19)
12/31/2017	23,692	2.57	to	2.56	2,305,451	1.45	1.25	to	2.50	19.72	to	18.27

BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2021	42,524	113.25	to	3.42	4,765,086	0.78	1.25	to	2.50	25.43	to	23.90
12/31/2020	46,966	90.29	to	2.76	4,201,589	1.08	1.25	to	2.50	22.61	to	21.12
12/31/2019	48,362	73.64	to	2.28	3,533,024	1.46	1.25	to	2.50	32.70	to	31.08
12/31/2018	51,180	55.49	to	1.74	2,821,424	1.76	1.25	to	2.50	(5.59)	to	(6.75)
12/31/2017	55,198	58.78	to	1.86	3,227,572	1.19	1.25	to	2.50	13.91	to	12.53

BNY Mellon Technology Growth Initial Shares
12/31/2021	247,505	44.08	to	5.28	10,087,316	-	1.25	to	2.50	11.53	to	10.17
12/31/2020	257,786	39.52	to	4.80	9,403,801	0.25	1.25	to	2.50	67.83	to	65.78
12/31/2019	260,208	23.55	to	2.89	5,707,496	-	1.25	to	2.50	24.26	to	22.75
12/31/2018	274,537	18.95	to	2.36	4,826,503	-	1.25	to	2.50	(2.21)	to	(3.41)
12/31/2017	289,930	19.38	to	2.44	5,374,185	-	1.25	to	2.50	40.89	to	39.17

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BNY Mellon Technology Growth Service Shares
12/31/2021	37,107	$4.61	to	$7.03	$ 1,249,977	-%	1.25%	to	2.50%	11.25%	to	9.90%
12/31/2020	43,647	4.14	to	6.40	1,368,550	0.06	1.25	to	2.50	67.48	to	65.44
12/31/2019	54,081	2.47	to	3.87	909,502	-	1.25	to	2.50	23.96	to	22.45
12/31/2018	56,140	1.99	to	3.16	771,793	-	1.25	to	2.50	(2.49)	to	(3.69)
12/31/2017	59,105	2.05	to	3.28	847,466	-	1.25	to	2.50	40.61	to	38.90

BNY Mellon VIF Appreciation Initial Shares
12/31/2021	378,813	150.80	to	2.94	21,583,564	0.44	1.25	to	2.50	25.56	to	24.03
12/31/2020	271,015	120.10	to	2.37	18,965,806	0.79	1.25	to	2.50	22.16	to	20.67
12/31/2019	264,230	98.31	to	1.96	16,468,629	1.16	1.25	to	2.50	34.42	to	32.78
12/31/2018	263,969	73.14	to	1.48	13,308,659	1.25	1.25	to	2.50	(8.01)	to	(9.14)
12/31/2017	256,066	79.51	to	1.63	16,036,766	1.34	1.25	to	2.50	25.77	to	24.24

BNY Mellon VIF Government Money Market
12/31/2021	9,274,914	0.95	to	0.76	11,463,053	0.01	1.25	to	2.50	(1.22)	to	(2.43)
12/31/2020	9,717,993	0.97	to	0.78	12,250,953	0.16	1.25	to	2.50	(1.02)	to	(2.23)
12/31/2019	6,594,546	0.98	to	0.80	8,403,904	1.65	1.25	to	2.50	0.41	to	(0.82)
12/31/2018	7,049,766	0.97	to	0.81	8,978,812	1.26	1.25	to	2.50	0.03	to	(1.20)
12/31/2017	7,419,295	0.90	to	0.82	9,541,632	0.33	1.25	to	2.50	(0.90)	to	(2.10)

BNY Mellon VIF Growth and Income Initial Shares
12/31/2021	216,689	120.21	to	2.94	13,118,800	0.47	1.25	to	2.50	24.08	to	22.57
12/31/2020	166,183	96.88	to	2.40	10,781,051	0.77	1.25	to	2.50	23.09	to	21.59
12/31/2019	177,056	78.70	to	1.98	9,282,274	1.07	1.25	to	2.50	27.53	to	25.97
12/31/2018	165,749	61.72	to	1.57	7,597,398	0.79	1.25	to	2.50	(5.87)	to	(7.02)
12/31/2017	158,822	1.97	to	1.69	9,049,804	0.73	1.25	to	2.50	18.24	to	16.80

BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2021	231,021	3.13	to	1.90	11,205,135	0.11	1.25	to	2.50	15.02	to	13.62
12/31/2020	178,062	2.72	to	1.67	10,490,810	0.65	1.25	to	2.50	18.41	to	16.97
12/31/2019	117,909	2.30	to	1.43	9,371,497	-	1.25	to	2.50	20.28	to	18.81
12/31/2018	121,909	1.91	to	1.20	8,345,779	-	1.25	to	2.50	(20.08)	to	(21.06)
12/31/2017	100,068	2.39	to	1.52	11,338,652	-	1.25	to	2.50	23.15	to	21.65

TA Aegon Sustainable Equity Income Initial Class
12/31/2021	601,137	1.27	to	1.20	757,153	2.05	1.25	to	2.50	20.91	to	19.44
12/31/2020	676,206	1.05	to	1.01	705,388	2.95	1.25	to	2.50	(8.50)	to	(9.61)
12/31/2019	736,585	1.15	to	1.11	841,050	2.44	1.25	to	2.50	22.38	to	20.89
12/31/2018	794,260	0.94	to	0.92	742,014	1.90	1.25	to	2.50	(12.60)	to	(13.67)
12/31/2017(1)	909,026	1.07	to	1.07	972,838	-	1.25	to	2.50	-	to	-

TA JPMorgan Core Bond Service Class
12/31/2021	818,241	1.09	to	1.03	885,949	2.37	1.25	to	2.50	(2.49)	to	(3.67)
12/31/2020	855,047	1.12	to	1.07	950,811	3.26	1.25	to	2.50	5.84	to	4.55
12/31/2019	940,793	1.06	to	1.03	989,887	2.28	1.25	to	2.50	6.92	to	5.61
12/31/2018	987,716	0.99	to	0.97	973,455	2.88	1.25	to	2.50	(1.33)	to	(2.54)
12/31/2017(1)	1,175,314	1.00	to	1.00	1,175,730	-	1.25	to	2.50	-	to	-

TA WMC US Growth Initial Class
12/31/2021	41,969	4.33	to	5.73	2,669,281	0.08	1.25	to	2.50	19.18	to	17.72
12/31/2020	49,946	3.64	to	4.87	2,670,659	0.10	1.25	to	2.50	35.60	to	33.95
12/31/2019	57,236	2.68	to	3.64	2,260,833	0.13	1.25	to	2.50	38.32	to	36.63
12/31/2018	60,669	1.94	to	2.66	1,734,933	0.49	1.25	to	2.50	(1.03)	to	(2.25)
12/31/2017	63,828	1.96	to	2.72	1,845,653	0.42	1.25	to	2.50	27.61	to	26.06

TA WMC US Growth Service Class
12/31/2021	659,722	2.38	to	2.26	1,562,106	-	1.25	to	2.50	18.89	to	17.44
12/31/2020	723,938	2.00	to	1.92	1,443,868	-	1.25	to	2.50	35.25	to	33.60
12/31/2019	826,022	1.48	to	1.44	1,219,496	-	1.25	to	2.50	37.96	to	36.27
12/31/2018	990,119	1.07	to	1.06	1,061,119	0.26	1.25	to	2.50	(1.27)	to	(2.49)
12/31/2017(1)	1,177,973	1.09	to	1.08	1,280,565	-	1.25	to	2.50	-	to	-

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

(1)	See Footnote [1]

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.